Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024		Dec. 31, 2023		Jun. 30, 2023
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ 88		£ (15)		£ 166
Dividends recognised as distributions to owners	187	[1]	149	[2]	819	[1]
Capital securities issued during the period4	1,132	[3]	584		0
Called up share capital & share premium
Capital securities issued during the period4	1,132	[3]	584
Additional tier 1 instrument
Dividends recognised as distributions to owners	83		145		66
Ordinary shares
Dividends recognised as distributions to owners	£ 99		£ 0		£ 750

[1]	The dividends to the parent company includes dividend on ordinary share capital £99m (1H23: £750m and 2H23: nil), coupon payment on additional tier 1 instrument £83m (1H23: £66m and 2H23: £145m).
[2]	The Group reorganisation reserve ('GRR') is an accounting reserve resulting from the ring-fencing implementation.
[3]	CET1 issuance of shares to HSBC Holdings plc equal to £1,132m in respect of funding the acquisition of PBRS in February 2024.